Statement of Operations (USD $)	4 Months Ended
Jun. 30, 2014
Expenses
General & administrative expense	$ 314
Stock-based compensation	2,000
Professional fees	21,000
Total Expenses	23,314
Net Loss for the Period	$ (23,314)
Basic and diluted loss per common share	$ 0.00
Weighted average number of common shares outstanding Basic and diluted	20,000,000